UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23385

Axonic Alternative Income Fund

(exact name of registrant as specified in charter)

520 Madison Avenue, 42nd Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Clayton DeGiacinto, President

c/o Axonic Capital LLC

520 Madison Avenue, 42nd Floor

New York, New York 10022

(Name and Address of Agent for Service)

Copies of information to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

Registrant’s telephone number, including area code: (212) 259-0430

Date of fiscal year end: October 31

Date of reporting period: July 31, 2019

Item 1. Schedule of Investments.

AXONIC ALTERNATIVE INCOME FUND

STATEMENT OF INVESTMENTS

July 31, 2019 (Unaudited)

Description	Shares	Value
COMMON STOCKS (30.72%)
Financials (28.79%)
Ambac Financial Group, Inc.(a)	1,000	$18,220
Apollo Investment Corp.	2,100	34,335
Arbor Realty Trust, Inc. REIT	610	7,436
Ares Capital Corp.	2,947	54,726
Chimera Investment Corp. REIT	1,600	30,848
First American Financial Corp.	1,000	57,820
FS KKR Capital Corp.	3,390	19,425
Granite Point Mortgage Trust, Inc. REIT	4,000	76,400
Hudson Pacific Properties, Inc. REIT	1,710	60,363
JBG SMITH Properties REIT	400	15,652
New Residential Investment Corp. REIT	3,185	49,973
Oaktree Specialty Lending Corp.	15,854	84,501
		509,699
Consumer Discretionary (1.93%)
Extended Stay America, Inc.	2,040	34,109

TOTAL COMMON STOCKS
(Cost $525,147)		543,808

		Maturity	Principal
	Rate	Date	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (62.52%)
Countrywide Alternative Loan Trust 2006-21CB, Class A7(b)	1M US L + 0.70%	07/25/36	$121,545	$79,961
Countrywide Alternative Loan Trust, Series 2006-20CB, Class A6(b)	1M US L + 0.50%	07/25/36	124,291	66,913
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A19(b)	1M US L + 0.50%	08/01/36	101,874	67,269
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2006-21, Class A6(b)	1M US L + 0.37%	02/25/37	121,778	77,170
Lehman Mortgage Trust, Series 2007-5, Class 4A2(b)	1M US L + 0.32%	08/25/36	336,978	261,773
MASTR Asset Securitization Trust 2006-1, Class 2A1(b)	1M US L + 0.45%	05/25/36	171,920	78,808
Merrill Lynch Mortgage Investors Trust, Series 2006-RM2, Class A1B(b)	1M US L + 0.47%	05/25/37	1,429,735	95,621
NovaStar Mortgage Funding Trust, Series 2007-2, Class M1(b)	1M US L + 0.30%	09/25/37	131,791	87,575
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A7(b)	1M US L + 0.30%	05/25/36	80,676	66,960
Residential Asset Mortgage Products, Inc. Trust, Series 2006-RS2, Class M1(b)	1M US L + 0.39%	03/25/36	100,000	88,793
Saxon Asset Securities Trust, Series 2004-2, Class MF4(c)	4.12%	08/25/35	147,556	135,656

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost $1,108,245)				1,106,499

	7-Day
	Yield	Shares	Value
SHORT TERM INVESTMENTS - COMMON SHARES (4.83%)
BlackRock Liquidity Funds T-Fund, Class Institutional	2.20%	85,533	$85,533

TOTAL SHORT TERM INVESTMENTS
(Cost $85,533)			85,533

Value
TOTAL INVESTMENTS (98.07%)
(Cost $1,718,925)	$1,735,840

Other Assets In Excess Of Liabilities (1.93%)	34,226
NET ASSETS (100.00%)	$1,770,066

(a)	Non-income producing security.
(b)	Floating or variable rate security. The Reference Rate is described below. The Interest Rate in effect as of July 31, 2019 is based on the Reference Rate plus the displayed spread as of the security's last reset date.
(c)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at July 31, 2019.

Investment Abbreviations:
REIT - Real Estate Investment Trust
LIBOR - London Interbank Offered Rate

Libor Rates:
1M US L - 1 Month LIBOR as of July 31, 2019 was 2.22%

Axonic Alternative Income Fund

NOTES TO STATEMENT OF INVESTMENTS (Unaudited)

July 31, 2019

1. ORGANIZATION

Axonic Alternative Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on September 26, 2018 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. The Fund engages in a continuous offering of shares and operates as an interval fund and makes quarterly offers to repurchase its shares at their net asset value (the “NAV”) in accordance with Rule 23c-3 under the 1940 Act. Axonic Capital LLC (the “Adviser”) acts as the Fund’s investment adviser. The Adviser is a registered investment adviser and is responsible for making the investment decisions for the Fund’s portfolio. The Fund’s investment objective is to seek total return. The Fund’s portfolio will be deemed to be non-diversified under the 1940 Act, meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. Under normal circumstances, the Fund will concentrate its investments (i.e., invest 25% or more of its total assets (measured at the time of purchase)) in mortgage-related assets issued by government agencies or other governmental entities or by private originators or issuers.

The Fund currently offers a single class of common shares of beneficial interest (“Shares”), which commenced operations on December 31, 2018. Shares are offered at NAV and are not subject to sales charges, though the Fund may in the future impose sales charges. The Fund may offer additional classes of shares in the future. The Fund has applied for exemptive relief from the Securities and Exchange Commission (“SEC”) that will permit the Fund to issue multiple classes of shares; there is no assurance, however, that the relief will be granted. Until such exemptive relief is granted and the Fund registers a new share class, the Fund will only offer one class of shares.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – The Fund’s Board of Trustees (the “Board”) has approved pricing policies and procedures and fair valuation policies and procedures pursuant to which the Fund will value its investments. The Adviser has appointed an independent administrator of the Fund, pursuant to the administration agreement, under which the administrator independently calculates the daily Net Asset Value per share (“NAV”) of the Fund. In doing so, the administrator, on a daily basis, in compliance with the policies and procedures described above, independently values the investment positions within the Fund’s portfolio. The administrator at its discretion may notify the Fund or the Board of any valuation conflicts and/or non-compliance with the policies and procedures. The administrator and the Adviser will include in quarterly written reports to the Board confirmation that the policies and procedures provide fair and accurate prices. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day net asset value (“NAV”) per share of such fund.

Structured credit and other similar debt securities including, but not limited to, asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, mortgage-backed securities, commercial mortgage-backed security, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by independent pricing services and /or dealers in those instruments recommended by the Adviser and approved by the Board. In determining fair value, pricing services and dealers will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the pricing service or dealer quotation that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the pricing service or dealer to formulate the quotation in addition to any other relevant factors.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using the fair valuation policies and procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The fair valuation policies and procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by an independent pricing service and broker-dealer is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the fair values according to the inputs used in valuing the Fund’s investments as of July 31, 2019:

Axonic Alternative Income Fund
Investments in Securities at Value (a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$543,808	$–	$–	$543,808
Residential Mortgage-Backed Securities	–	1,106,499	–	1,106,499
Short Term Investments	85,533	–	–	85,533
Total	$629,341	$1,106,499	$–	$1,735,840

(a)	For detailed descriptions, see the accompanying Statement of Investments.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method and is included in the interest income.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Axonic Alternative Income Fund

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	September 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Clayton DeGiacinto
Clayton DeGiacinto (Principal Executive Officer)
Chief Executive Officer and President

Date:	September 24, 2019

By:	/s/ John R. Kelly
John R. Kelly (Principal Financial Officer)
Treasurer, Principal Financial Officer and Principal Accounting Officer

Date:	September 24, 2019